Tangible Equity Units	12 Months Ended
Dec. 31, 2018
Tangible Equity Units [Abstract]
Tangible Equity Units

12. Tangible Equity Units

In June 2015, the Company issued 9.2 million 7.50% TEUs at a stated amount of $50.00 per TEU and raised net proceeds of $445 million. Each TEU was comprised of a prepaid equity purchase contract for common units of WGP and a senior amortizing note. The prepaid equity purchase contract was considered a freestanding financial instrument, indexed to WGP common units, and met the conditions for equity classification.

Equity Component  On June 7, 2018, the mandatory settlement date, Anadarko settled 9.2 million outstanding TEUs in exchange for approximately 8.2 million WGP common units based on the determined final settlement rate of 0.8921 WGP common units per outstanding TEU. See settlement of tangible equity units in the Company’s Consolidated Statement of Equity.

Debt Component  Each senior amortizing note had an initial principal amount of $10.95 and bore interest at 1.50% per year. The final installment payment of $9 million was made on June 7, 2018. For activity related to the senior amortizing notes, see Note 13—Debt and Interest Expense.